Contract assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	¥ 77,684	$ 10,942	¥ 0
Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Impairment losses on contract assets	2,700
Accumulated impairment [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	¥ 2,700